LONG TERM DEBT (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 07, 2022	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2025	Nov. 12, 2024	Oct. 01, 2024	Jul. 31, 2024	Jun. 30, 2024	Jun. 28, 2024	May 13, 2024	Apr. 01, 2024	Nov. 29, 2023
Debt Instrument [Line Items]
Repayment of note payable							$ 5,275,000
Loan principal amount															$ 30,846,000
Debt instrument interest rate															14.00%
Long term debt		$ 85,912,000				$ 85,912,000
Common stock par value		$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001							$ 0.0001
Penny warrants value													$ 1,767	$ 3,022
Warrans purchase						$ 7,241,000	$ 1,470,000
Common Stock [Member]
Debt Instrument [Line Items]
Common stock par value									$ 0.0001
May 2024 Penny Warrants [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Warrans purchase														283,334
Common stock par value														$ 0.0001
Exercise price														$ 0.09
Warrants exercisable Term														10 years
June 2024 Penny Warrants [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Warrans purchase													233,334
Exercise price													$ 0.09
Warrants exercisable Term													10 years
Original Penny Warrants [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Warrans purchase		2,754	333,334		333,334	2,754
Exercise price			$ 0.09		$ 0.09
Warrants exercisable Term			10 years		10 years
Warrans purchase		$ 971,000	$ 1,576,000
December 2024 Penny Warrants [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Warrans purchase		350,000				350,000
Exercise price		$ 0.01				$ 0.01
Term Loan [Member]
Debt Instrument [Line Items]
Long term debt		$ 3,500,000	$ 7,000,000.0		$ 7,000,000.0	$ 3,500,000					$ 10,000,000.0	$ 3,500,000
Interest payable										$ 1,500,000
Subsequent Event [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Long term debt								$ 10,000,000.0
Term Loan Agreement [Member]
Debt Instrument [Line Items]
Exercise price	$ 90.00
Term Loan Agreement [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Loan principal amount		69,974,000				69,974,000	69,725,000
Interest expense						13,999,000	14,272,000
Amortization of debt issuance costs						7,241,000	1,471,000
Long term debt		29,646,000				29,646,000	19,683,000
Paid in kind interest						15,938,000	6,130,000
Unamortized debt discount		56,266,000				56,266,000	$ 56,172,000
Senior Secured Term Loan Facility [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Loan principal amount		$ 75,000,000				$ 75,000,000
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, amortization percentage	5.00%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Variable rate, payable in cash				7.00%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Minimum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Variable rate, payable in cash				11.50%
Variable rate, payable in kind				4.50%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Maximum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Variable rate, payable in cash				13.50%
Variable rate, payable in kind				6.50%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | After April 1, 2023 Until October 1, 2024 [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Variable rate, payable in cash					7.00%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | After April 1, 2023 Until October 1, 2024 [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Variable rate, payable in kind					4.50%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | After April 1, 2023 Until October 1, 2024 [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable rate, payable in kind					6.50%